Transactions with related parties (Tables)	6 Months Ended
Jun. 30, 2023
Related Party Transactions [Abstract]
Transactions with Related Parties - Consolidated Balance Sheets (Table)

Consolidated Balance Sheets	As of June 30, 2023	As of December 31, 2022
Assets:
Capital-Executive – advances for operating and voyage expenses (a)	$–	$3,636
Due from related party	$–	$3,636
Advances for vessels under construction – related party (b)	$–	$24,000
Liabilities:
CSM – payments on behalf of the Partnership (c)	$–	$705
Management fee payable to CSM (d)	–	25
Capital-Executive – payments on behalf of the Partnership (c)	3,883	–
Capital-Gas – payments on behalf of the Partnership (c)	1,692	107
Management fee payable to Capital-Gas (d)	–	179
Due to related parties	$5,575	$1,016

Transactions with Related Parties - Consolidated Statements of Comprehensive Income (Table)
	For the six-month periods ended June 30,
Consolidated Statements of Comprehensive Income	2023	2022
Vessel operating expenses	$5,212	$4,571
General and administrative expenses (e)	1,296	1,063